Financial Instruments and Risk Management (Fair Value for Assets and Liabilities Narrative) (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Probability factor		25.00%	75.00%
Decrease in fair value of milestone payments	$ 11.0
Discount rate, milestone payments	0.1475	0.1475
Profit (loss) before tax		$ 293.7	$ 102.4
Change in Assumptions, Effect
Disclosure of detailed information about financial instruments [line items]
Profit (loss) before tax		$ 0.8